Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Current service cost	€ 64	€ 67
Past service cost and (gains) losses on settlements	84	127
- interest cost on liabilities	49	29
- interest income on plan assets	(19)	(18)
Interest cost (income), net	30	11
Remeasurements for long-term plans	(2)	(22)
Administrative fees paid		1
Total	176	184
Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	10	1
Total	156	174
Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	20	10
Total	20	10
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	51	52
Past service cost and (gains) losses on settlements	91	127
- interest cost on liabilities	10	1
Interest cost (income), net	10	1
Remeasurements for long-term plans	(2)	(22)
Total	150	158
Other benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	10	1
Total	150	158
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	13	15
Past service cost and (gains) losses on settlements	(7)
- interest cost on liabilities	39	28
- interest income on plan assets	(19)	(18)
Interest cost (income), net	20	10
Administrative fees paid		1
Total	26	26
Defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net		10
Total	6	16
Defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	20
Total	20	10
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	1	1
Past service cost and (gains) losses on settlements	2
- interest cost on liabilities	6	2
Interest cost (income), net	6	2
Total	9	3
Italian defined benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	3	1
Italian defined benefit plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	6	2
Total	6	2
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	10	11
Past service cost and (gains) losses on settlements	(13)
- interest cost on liabilities	29	24
- interest income on plan assets	(19)	(18)
Interest cost (income), net	10	6
Administrative fees paid		1
Total	7	18
Foreign defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	(3)	12
Foreign defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	10	6
Total	10	6
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	2	3
Past service cost and (gains) losses on settlements	4
- interest cost on liabilities	4	2
Interest cost (income), net	4	2
Total	10	5
FISDE and other foreign medical plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	6	3
FISDE and other foreign medical plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	4	2
Total	€ 4	€ 2